Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 167,359	$ 162,451	$ 121,543
Income tax benefits	49,903	53,614	42,959
Cost of Revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	8,520	8,271	6,206
Selling general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 158,839	$ 154,180	$ 115,337